Annual Fund Operating Expenses - Shares - NORTHERN INSTITUTIONAL US GOVERNMENT PORTFOLIO - Shares	Apr. 01, 2021
Operating Expenses:
Management Fees	0.23%
Other Expenses	0.03%
Transfer Agent Fees	0.02%
Service Fees	none
Other Operating Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.26%
Expense Reimbursement	(0.01%)	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.25%	[2]

[1]	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., Acquired Fund Fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.25%. This contractual limitation may not be terminated before April 1, 2022 without the approval of the Board of Trustees.
[2]	The Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Portfolio’s ratio of average net assets to expenses, net of waivers, reimbursements and credits, included in the Portfolio’s Financial Highlights in the Portfolio’s complete Prospectus, which reflect voluntary expense reimbursements made by NTI to the Portfolio.